BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jul. 09, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 10, 2023	Jan. 10, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash											$ 809,481	$ 3,913
Restricted Cash	$ 45,150			$ 8,651							0
Due from Sponsor	63,319			99,961
Prepaid expenses and other assets	20,250			9,338							268,208
Total current assets	313,719			117,950							1,077,689
Prepaid expenses - non current											17,868
Investments held in Trust Account	2,600,462			3,293,966		$ 4,893,008					117,191,410
TOTAL ASSETS	2,914,181			3,411,916							118,286,967
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,852,546			1,099,166							829,440
Due to Trust Account	63,319			99,961
Loan payable	576,175			204,222
Derivative liability-Forward Purchase Agreement	0			665,116					$ 430,021	$ 430,021
Excise tax payable	1,149,502			1,143,296
Income tax payable	12,500			72,824							250,739
Franchise tax payable	18,000			21,247							163,200
Total liabilities	3,978,042			3,305,832							1,243,379
COMMITMENTS AND CONTINGENCIES (Note 6)
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock; $0.0001 par value; 50,000,000 shares authorized; 3,251,000 shares issued and outstanding (excluding 274,267 and 305,410 shares subject to possible redemption) as of March 31, 2024 and December 31, 2023, respectively	324			324							324
Additional paid-in capital	119,521										1,605,560
Accumulated deficit	(3,862,137)			(3,202,604)							(1,862,271)
Total stockholders' deficit	(3,742,292)	$ (3,367,330)	$ (2,780,174)	(3,202,280)	$ (2,893,142)		$ (2,551,116)	$ (2,123,046)			(256,387)	$ 13,629
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	2,914,181			3,411,916							118,286,967
Sponsor
CURRENT ASSETS
Due from Sponsor				99,961
Common stock subject to possible redemption
CURRENT LIABILITIES
Common stock subject to possible redemption, $0.0001 par value, 246,472 and 305,410 shares at redemption value of approximately $10.87 and $10.83 per share as of September 30, 2024 and December 31, 2023, respectively	$ 2,678,431	$ 2,678,473	$ 2,963,989	$ 3,308,364							$ 117,299,975